Financial risk management objectives and policies - Sensitivity Analysis to Cash Flow Hedge (Details) - Cash Flow Hedge Risk	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Decrease in NG contract price	100000.00%	100000.00%	100000.00%
Effect on OCI before tax (-/+)	0.00%	39000000.00%	294000000.00%
Increase in NG contract price	100000.00%	100000.00%	100000.00%
Effect on OCI before tax (+/-)	0.00%	(39000000.00%)	(294000000.00%)